Matthews Asia Dividend Fund	September 30, 2019

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.8%

	Shares	Value
CHINA/HONG KONG: 39.9%
Minth Group, Ltd.†	68,717,000	$232,910,668
Shenzhou International Group Holdings, Ltd.	12,140,900	158,381,719
AIA Group, Ltd.	12,244,000	115,473,774
HKBN, Ltd.	55,917,123	103,049,157
Chongqing Brewery Co., Ltd. A Shares	17,782,570	102,287,772
China Merchants Bank Co., Ltd. H Shares	21,424,500	101,898,349
WH Group, Ltd.[b,c]	112,341,000	100,607,882
Ping An Insurance Group Co. of China, Ltd. H Shares	8,696,500	99,955,103
China Gas Holdings, Ltd.	25,008,600	96,608,244
Sun Art Retail Group, Ltd.	83,509,000	84,702,091
Yuexiu Transport Infrastructure, Ltd.†	96,492,000	83,379,949
China Construction Bank Corp. H Shares	101,120,000	77,049,319
Beijing Capital International Airport Co., Ltd. H Shares	85,294,000	72,781,910
China Education Group Holdings, Ltd.[c]	49,377,000	72,537,249
China East Education Holdings, Ltd.[b,c,d]	39,696,500	72,457,318
China Petroleum & Chemical Corp. H Shares	120,200,000	71,127,354
China Mobile, Ltd.	7,877,000	65,251,114
Huaneng Lancang River Hydropower, Inc. A Shares	109,074,293	64,890,878
Fuyao Glass Industry Group Co., Ltd. H Shares[b,c]	22,238,000	61,710,270
Zhongsheng Group Holdings, Ltd.	19,333,000	61,080,186
Huaneng Power International, Inc. H Shares	125,092,000	60,190,101
Melco Resorts & Entertainment, Ltd. ADR	2,642,500	51,290,925
Yixintang Pharmaceutical Group Co., Ltd. A Shares	15,421,158	48,437,646
Crystal International Group, Ltd.[b,c]	117,237,500	47,952,063
Café de Coral Holdings, Ltd.	15,684,000	41,999,518
Shanghai Jin Jiang Capital Co., Ltd. H Shares	60,028,000	9,022,941
China Mobile, Ltd. ADR	157,800	6,532,920

Total China/Hong Kong		2,163,566,420

JAPAN: 24.2%
Anritsu Corp.†	8,730,900	172,741,563
Hoya Corp.	1,774,700	145,353,126
MISUMI Group, Inc.	5,689,500	134,774,982
Pigeon Corp.	3,020,200	125,057,064
NTT DoCoMo, Inc.	4,261,000	108,803,083
KATITAS Co., Ltd.†	2,134,900	88,091,925
BELLSYSTEM24 Holdings, Inc.†	5,713,000	87,739,843
Kao Corp.	1,163,400	86,297,450
Nifco, Inc.	2,888,700	69,417,596
MANI, INC.	2,210,400	58,378,311
Eiken Chemical Co., Ltd.†	3,719,300	56,354,919
Outsourcing, Inc.	5,684,200	54,449,371
Fuji Seal International, Inc.	1,671,700	42,385,622
Mitsubishi Pencil Co., Ltd.	2,605,800	41,490,236
LIXIL Group Corp.	1,913,000	33,797,294
Bandai Namco Holdings, Inc.	134,400	8,380,860

Total Japan		1,313,513,245

SINGAPORE: 7.9%
United Overseas Bank, Ltd.	6,194,200	115,119,302

	Shares	Value
Ascendas India Trust†	57,863,800	$65,309,502
NetLink NBN Trust[c]	99,404,400	64,008,911
CapitaLand Commercial Trust, REIT	42,298,000	63,378,296
Keppel DC, REIT	44,676,800	61,779,660
CapitaLand Retail China Trust, REIT	54,132,600	59,945,779

Total Singapore		429,541,450

SOUTH KOREA: 7.5%
Hyundai Mobis Co., Ltd.	909,525	191,403,204
BGF Retail Co., Ltd.	824,331	135,674,281
Samsung Fire & Marine Insurance Co., Ltd.	277,603	51,723,990
Woori Financial Group, Inc.	2,589,903	26,921,672

Total South Korea		405,723,147

TAIWAN: 5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	13,485,469	119,771,658
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,318,440	107,761,091
China Steel Chemical Corp.†	15,300,000	61,901,961

Total Taiwan		289,434,710

THAILAND: 2.2%
Thai Beverage Public Co., Ltd.	183,879,500	117,746,872

Total Thailand		117,746,872

AUSTRALIA: 1.6%
Breville Group, Ltd.†	8,021,020	87,217,016

Total Australia		87,217,016

PHILIPPINES: 1.5%
Globe Telecom, Inc.	2,272,865	80,249,719

Total Philippines		80,249,719

INDIA: 1.3%
Minda Industries, Ltd.†	14,660,782	70,537,604

Total India		70,537,604

BANGLADESH: 1.2%
GrameenPhone, Ltd.	15,971,363	66,611,141

Total Bangladesh		66,611,141

INDONESIA: 1.1%
PT United Tractors	42,850,800	62,111,774

Total Indonesia		62,111,774

VIETNAM: 1.1%
Vietnam Dairy Products JSC	10,324,345	57,742,254

Total Vietnam		57,742,254

TOTAL COMMON EQUITIES		5,143,995,352

(Cost $4,464,098,117)

PREFERRED EQUITIES: 3.1%
SOUTH KOREA: 3.1%
Samsung Electronics Co., Ltd., Pfd.	2,553,876	84,301,109

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Dividend Fund	September 30, 2019

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)

	Shares	Value
LG Chem, Ltd., Pfd.	601,806	$84,222,505

Total South Korea		168,523,614

TOTAL PREFERRED EQUITIES		168,523,614

(Cost $143,451,873)

RIGHTS: 0.0%
SINGAPORE: 0.0%
Keppel DC, REIT, Rights, expires 10/07/19[d]	1,207,080	175,763

Total Singapore		175,763

TOTAL RIGHTS		175,763

(Cost $0)

TOTAL INVESTMENTS: 97.9%		5,312,694,729
(Cost $4,607,549,990)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%		112,106,886

NET ASSETS: 100.0%		$5,424,801,615

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $282,727,533, which is 5.21% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS